Interests in unconsolidated structured entities - Summary of size of unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Size of unconsolidated structured entities [Line Items]
Total assets	₩ 805,296,338	₩ 715,297,320
Assets-backed securitization
Size of unconsolidated structured entities [Line Items]
Total assets	248,200,446	253,958,036
Structured financing
Size of unconsolidated structured entities [Line Items]
Total assets	255,854,384	257,475,395
Investment funds
Size of unconsolidated structured entities [Line Items]
Total assets	₩ 301,241,508	₩ 203,863,889